capital structure financial policies (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Components of debt and coverage ratios
Net debt		$ 20,535	$ 19,826
EBITDA - excluding restructuring and other costs		6,476	5,753
Net interest cost (Note 9)		$ 773	$ 792
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs		3.17	3.45
Coverage ratios
Earnings coverage ratio		3.9	3.2
EBITDA - excluding restructuring and other costs interest coverage ratio		8.4	7.3
Net debt and total capitalization
Long-term debt		$ 20,852	$ 20,288
Debt issuance costs netted against long-term debt		94	97
Derivative (assets) liabilities, net		7	120
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt - excluding tax effects		191	69
Cash and temporary investments, net		(723)	(848)	$ (535)
Short-term borrowings		114	100
Net debt		20,535	19,826
Common equity		15,116	12,040
Non-controlling interests		943	528
Less: accumulated other comprehensive income included above in common equity and non-controlling interests		(186)	(135)	$ (119)
Total managed capitalization		36,408	32,259
Calculation of EBITDA - excluding restructuring and other costs
EBITDA		6,290	5,494
Restructuring and other costs		186	259
EBITDA - excluding restructuring and other costs		$ 6,476	$ 5,753
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs		3.17	3.45
Net debt to operating cash flow ratio maximum		4.25	4.25
Proceeds from issuing shares	$ 1,300	$ 1,300	$ 1,495
Earnings Coverage Ratio		3.9	3.2
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes		0.7
EBITDA - excluding restructuring and other costs interest coverage ratio		8.4	7.3
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA		0.9
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs		0.2
Dividend payout ratio
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures (excluding spectrum licences)		192.00%	84.00%
TELUS Corporation Common Share dividend payout ratio - net of dividend reinvestment plan effects		140.00%	67.00%
TELUS Corporation Common Share dividends declared		$ 1,711	$ 1,520
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares		(624)	(561)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects		$ 1,087	$ 959
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs		2.20	2.20
Dividend payout ratio
Target dividend payout ratio, (as a per cent)		60.00%	60.00%
Target ratio from free cash flow		60.00%	60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs		2.70	2.70
Dividend payout ratio
Target dividend payout ratio, (as a per cent)		75.00%	75.00%
Target ratio from free cash flow		75.00%	75.00%
Common equity
Net debt and total capitalization
Less: accumulated other comprehensive income included above in common equity and non-controlling interests		$ (203)